Stockholders' Deficit	12 Months Ended
Dec. 31, 2020
Equity [Abstract]
Stockholders' Deficit

NOTE 4 – STOCKHOLDERS’ DEFICIT

Common Stock

The Company is authorized to issue 780,000,000 shares of common stock.

As of December 31, 2020 and 2019, the Company has 730,039,317 shares issued and outstanding.

Preferred Stock

The Company is authorized to issue 20,000,000 shares of preferred stock.

As of December 31, 2020 and 2019, the Company has 1,259,858 shares issued and outstanding.